Organization and Business Operations (Details Textual) HKD / shares in Units, $ / shares in Units, ¥ in Thousands	1 Months Ended									6 Months Ended	12 Months Ended
	Mar. 28, 2015 USD ($)	Mar. 28, 2015 CNY (¥)	Sep. 19, 2014 shares	Dec. 21, 2012 USD ($) $ / shares shares	Jun. 30, 2011 USD ($)	May 16, 2011 USD ($)	Jan. 31, 2011 USD ($)	May 20, 2010 USD ($) shares	May 20, 2010 HKD shares	Jun. 30, 2011 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2011 USD ($) shares	Dec. 31, 2011 HKD HKD / shares shares	May 26, 2011 HKD HKD / shares shares	May 20, 2010 HKD HKD / shares	Jun. 15, 2007 USD ($)
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares											$ 0.0001	$ 0.0001
Common Stock Held in Trust | $				$ 41,600,000
Proceeds from Sale of Equity Method Investments	$ 10,518,189	¥ 64,555
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee, Total | $	$ 1,178,093
Convertible Debt [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Debt Instrument, Face Amount | $					$ 4,000,000	$ 10,000,000	$ 4,000,000			$ 4,000,000	$ 0	$ 0	$ 18,000,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%	6.00%	6.00%			6.00%
Debt Instrument, Interest Rate, Increase (Decrease)					15.00%	15.00%	15.00%			15.00%
Jiangsu Delta [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Sale of Stock, Price Per Share | HKD / shares																HKD 1.00
Sale of Stock, Consideration Received on Transaction | $								$ 28,800,000
Sale of Stock, Consideration Received Per Transaction | HKD									HKD 10,000
Sale of Stock, Number of Shares Issued in Transaction | shares								10,000	10,000
Jiangsu Delta [Member] | Maximum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital | $																	$ 42,000,000
Jiangsu Delta [Member] | Minimum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital | $																	$ 28,800,000
Delta Advanced [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | HKD / shares														HKD 1.00	HKD 1.00
Total Issued Subscription Price								$ 8,800,000								HKD 68,640,000
Premium Per Share On Share Issued | HKD / shares																HKD 6,863
Additional Shares Issued Through Bonus Shares | shares													40,000,000	40,000,000	39,990,000
Additional Value Issued Through Bonus Shares | HKD														HKD 40,000,000	HKD 39,990,000
British Virgin Islands Corporation [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			6,060,000
Stock Issued During Period, Shares, Acquisitions | shares			4,560,000
Common Stock, Capital Shares Reserved for Future Issuance | shares			1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Description			Earnout Payment Shares, if any, will be issued as follows: (a) 500,000 shares shall be issued if the Company achieves Adjusted Net Income (as defined in the stock purchase agreement) of at least $8 million for the period starting July 1, 2014 and ending June 30, 2015; (b) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $9.2 million for the period starting July 1, 2015 and ending June 30, 2016; (c) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $10.6 million for the period starting July 1, 2016 and ending June 30, 2017 (collectively, the “Net Income Targets”).
Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares											2,337,059
Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, Issued for Services | $				2,720
Private Placement [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Issuance of Warrants | $				$ 3,375,000
Stock Issued During Period, Shares, New Issues | shares				4,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.75
IPO [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, New Issues | $				$ 40,000,000
Stock Issued During Period, Shares, New Issues | shares				4,000,000
Shares Issued, Price Per Share | $ / shares				$ 10.00
IPO [Member] | Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | $ / shares				10.00
IPO [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Under Writers [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares				136,000